Share-Based Payments (Details)	12 Months Ended
	Apr. 30, 2016	Apr. 30, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Expected volatility (%)	20.70%	25.00%
Dividend yield (%)	2.30%	2.20%
Risk-free interest rate (%)	1.90%	1.50%
Expected life of stock option (years)	5 years 10 months 24 days	5 years 7 months 6 days